Tax Matters - Deferred Taxes - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit		$ 2,900	$ 2,600
Net deferred tax liability	[1]	26,145	22,402
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		732	915
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		$ 26,800	$ 23,300

[1]	In 2015, Noncurrent deferred tax assets and other noncurrent tax assets ($732 million),and Noncurrent deferred tax liabilities ($26.8 billion). In 2014, Noncurrent deferred tax assets and other noncurrent tax assets ($915 million), and Noncurrent deferred tax liabilities ($23.3 billion).